Loans payable - Holigen Long-term loans (Details) - USD ($)	Dec. 31, 2022	Mar. 14, 2022	Dec. 31, 2021
Loans payable
Principal amount of loan receivable		$ 6,559,294
Interest rate	3.00%		1.00%
Long term bank loans
Loans payable
Principal amount of loan receivable	$ 2,632,103